Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified													6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended													6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended											6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2011 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Jun. 30, 2013 Due to banks and customer deposits	Dec. 31, 2012 Due to banks and customer deposits	Jun. 30, 2013 Trading Liabilities	Dec. 31, 2012 Trading Liabilities	Jun. 30, 2012 Trading Liabilities	Dec. 31, 2011 Trading Liabilities	Jun. 30, 2013 Trading Liabilities Interest rate derivatives	Dec. 31, 2012 Trading Liabilities Interest rate derivatives	Jun. 30, 2012 Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Trading Liabilities Interest rate derivatives	Jun. 30, 2013 Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Minimum	Jun. 30, 2013 Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Maximum	Jun. 30, 2013 Trading Liabilities Interest rate derivatives Option model Weighted average	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Minimum	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Maximum	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives Option model Weighted average	Jun. 30, 2013 Trading Liabilities Credit derivatives	Dec. 31, 2012 Trading Liabilities Credit derivatives	Jun. 30, 2012 Trading Liabilities Credit derivatives	Dec. 31, 2011 Trading Liabilities Credit derivatives	Jun. 30, 2013 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Jun. 30, 2013 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Jun. 30, 2013 Trading Liabilities Credit derivatives Discounted cash flow Weighted average	Jun. 30, 2013 Trading Liabilities Equity/Index-related products	Dec. 31, 2012 Trading Liabilities Equity/Index-related products	Jun. 30, 2012 Trading Liabilities Equity/Index-related products	Dec. 31, 2011 Trading Liabilities Equity/Index-related products	Jun. 30, 2013 Trading Liabilities Equity/Index-related products Option model Minimum	Dec. 31, 2012 Trading Liabilities Equity/Index-related products Option model Minimum	Jun. 30, 2013 Trading Liabilities Equity/Index-related products Option model Maximum	Dec. 31, 2012 Trading Liabilities Equity/Index-related products Option model Maximum	Jun. 30, 2013 Trading Liabilities Equity/Index-related products Option model Weighted average	Jun. 30, 2013 Short-term borrowings.	Dec. 31, 2012 Short-term borrowings.	Jun. 30, 2012 Short-term borrowings.	Dec. 31, 2011 Short-term borrowings.	Jun. 30, 2013 Long-term debt	Dec. 31, 2012 Long-term debt	Jun. 30, 2012 Long-term debt	Dec. 31, 2011 Long-term debt	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Weighted average	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Weighted average	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Weighted average	Jun. 30, 2013 Other liabilities	Dec. 31, 2012 Other liabilities	Jun. 30, 2012 Other liabilities	Dec. 31, 2011 Other liabilities	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales	Jun. 30, 2012 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2011 Other liabilities Other liabilities - of which failed sales	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Weighted average	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Weighted average	Jun. 30, 2013 Liabilities:	Dec. 31, 2012 Liabilities:	Jun. 30, 2012 Liabilities:	Dec. 31, 2011 Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	0	193	62	25	5,369	5,356	6,131	7,343	1,095	1,357	1,334	1,588						1,312	1,648	2,205	2,836						1,361	819	1,256	1,520						1,244	1,003	889	1,022						193	124	78	236	10,960	10,098	11,677	12,715	6,306	6,189	7,167	7,576						3,088	2,551	2,821	3,585	2,763	2,255						262	230						2,676	2,847	3,557	3,890	936	1,160	1,671	1,909	263	290						651	646						19,260	18,450	21,443	24,377
Unobservable input
Basis spread (in bp)													(21)	(28)	211	54	106
Buyback probability (in %)																																								50.00%	50.00%	100.00%	100.00%	61.00%													50.00%	50.00%	100.00%	100.00%	61.00%
Correlation (in %)													(30.00%)	17.00%	99.00%	100.00%	62.00%					(10.00%)	(10.00%)	70.00%	70.00%	50.00%					42.00%	0.00%	98.00%	47.00%	46.00%					(83.00%)	(87.00%)	93.00%	97.00%	15.00%													(83.00%)	(87.00%)	99.00%	97.00%	16.00%
Credit spread (in bp)																															1	0	2,688	5,843	151																																																							175	0	1,710	1,532	965
Gap risk (in %)																																								0.00%	0.00%	8.00%	4.00%	0.00%													0.00%	0.00%	8.00%	12.00%	0.00%
Mean reversion (in %)													3.00%	(33.00%)	10.00%	5.00%	7.00%
Prepayment rate (in %)													5.00%	4.00%	45.00%	45.00%	31.00%					20.00%	4.00%	32.00%	22.00%	26.00%					0.00%	0.00%	25.00%	40.00%	3.00%
Price (in %)																																																																				0.00%	0.00%	150.00%	103.00%	103.00%			0.00%	0.00%	87.00%	87.00%	7.00%																		0.00%	0.00%	99.00%	100.00%	74.00%
Recovery rate (in %)																															20.00%	0.00%	77.00%	77.00%	42.00%																																																							10.00%		10.00%		10.00%
Skew (in %)																																								59.00%	56.00%	129.00%	128.00%	94.00%
Volatility (in %)																																								4.00%	2.00%	148.00%	157.00%	29.00%													4.00%	2.00%	148.00%	157.00%	29.00%
Discount rate (in %)																															0.00%	2.00%	38.00%	35.00%	10.00%
Default rate (in %)																															0.00%	0.00%	25.00%	25.00%	11.00%
Loss severity (in %)																															0.00%	0.00%	100.00%	100.00%	58.00%